UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4321

JPMorgan Value Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Value Opportunities Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 10.1%
	Auto Components — 1.1%
33	Lear Corp.	1,783
96	TRW Automotive Holdings Corp. (a)	5,302

		7,085

	Automobiles — 0.4%
77	General Motors Co. (a)	2,134

	Hotels, Restaurants & Leisure — 0.8%
143	Royal Caribbean Cruises Ltd.	4,741

	Household Durables — 1.5%
3	NVR, Inc. (a)	3,672
275	PulteGroup, Inc. (a)	5,568

		9,240

	Media — 4.2%
143	CBS Corp. (Non-Voting), Class B	6,657
208	Comcast Corp., Class A	8,740
47	DISH Network Corp., Class A	1,762
19	Time Warner Cable, Inc.	1,852
70	Time Warner, Inc.	4,009
48	Walt Disney Co. (The)	2,706

		25,726

	Multiline Retail — 1.7%
161	Macy’s, Inc.	6,753
59	Target Corp.	4,032

		10,785

	Textiles, Apparel & Luxury Goods — 0.4%
13	PVH Corp.	1,389
7	V.F. Corp.	1,241

		2,630

	Total Consumer Discretionary	62,341

	Consumer Staples — 6.6%
	Beverages — 0.3%
25	PepsiCo, Inc.	1,938

	Food & Staples Retailing — 2.6%
199	CVS Caremark Corp.	10,918
151	Kroger Co. (The)	4,998

		15,916

	Food Products — 1.6%
141	Archer-Daniels-Midland Co.	4,756
39	General Mills, Inc.	1,923
25	Kellogg Co.	1,585
57	Mondelez International, Inc., Class A	1,735

		9,999

	Household Products — 1.7%
57	Energizer Holdings, Inc.	5,715
67	Procter & Gamble Co. (The)	5,141

		10,856

	Tobacco — 0.4%
26	Philip Morris International, Inc.	2,383

	Total Consumer Staples	41,092

	Energy — 15.4%
	Energy Equipment & Services — 0.5%
19	Ensco plc, (United Kingdom), Class A	1,116
43	Halliburton Co.	1,720

		2,836

	Oil, Gas & Consumable Fuels — 14.9%
56	Apache Corp.	4,332
179	Chevron Corp.	21,277
153	ConocoPhillips	9,198
113	Encana Corp., (Canada)	2,205
33	EOG Resources, Inc.	4,265
326	Exxon Mobil Corp.	29,367
80	Marathon Petroleum Corp.	7,141
22	Occidental Petroleum Corp.	1,702
59	Phillips 66	4,132
21	Tesoro Corp.	1,247
162	Valero Energy Corp.	7,356

		92,222

	Total Energy	95,058

	Financials — 25.8%
	Capital Markets — 4.5%
31	Goldman Sachs Group, Inc. (The)	4,551
482	Invesco Ltd.	13,970
163	State Street Corp.	9,641

		28,162

	Commercial Banks — 6.4%
147	Capital Bank Financial Corp. (a)	2,523
86	East West Bancorp, Inc.	2,208
1,127	Huntington Bancshares, Inc.	8,330
174	SunTrust Banks, Inc.	4,999
13	SVB Financial Group (a)	929
560	Wells Fargo & Co.	20,713

		39,702

	Diversified Financial Services — 6.0%
936	Bank of America Corp.	11,402
587	Citigroup, Inc.	25,976

		37,378

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 7.3%
103	ACE Ltd., (Switzerland)	9,119
37	Aflac, Inc.	1,899
20	Aon plc, (United Kingdom)	1,254
126	Everest Re Group Ltd., (Bermuda)	16,336
48	Hartford Financial Services Group, Inc.	1,249
37	Lincoln National Corp.	1,197
147	MetLife, Inc.	5,585
31	PartnerRe Ltd., (Bermuda)	2,896
88	Prudential Financial, Inc.	5,177
19	XL Group plc, (Ireland)	570

		45,282

	Real Estate Investment Trusts (REITs) — 1.6%
239	CBL & Associates Properties, Inc.	5,631
84	Post Properties, Inc.	3,947

		9,578

	Total Financials	160,102

	Health Care — 14.3%
	Biotechnology — 2.4%
38	Biogen Idec, Inc. (a)	7,369
63	Celgene Corp. (a)	7,272

		14,641

	Health Care Providers & Services — 5.2%
25	Aetna, Inc.	1,288
61	Cigna Corp.	3,773
61	Humana, Inc.	4,188
401	UnitedHealth Group, Inc.	22,932

		32,181

	Life Sciences Tools & Services — 0.5%
14	Mettler-Toledo International, Inc. (a)	2,964

	Pharmaceuticals — 6.2%
122	Johnson & Johnson	9,955
262	Merck & Co., Inc.	11,590
109	Pfizer, Inc.	3,134
157	Valeant Pharmaceuticals International, Inc., (Canada) (a)	11,803
162	Warner Chilcott plc, (Ireland), Class A	2,188

		38,670

	Total Health Care	88,456

	Industrials — 8.1%
	Aerospace & Defense — 2.1%
63	Honeywell International, Inc.	4,739
15	L-3 Communications Holdings, Inc.	1,230
75	United Technologies Corp.	7,026

		12,995

	Commercial Services & Supplies — 1.5%
97	Avery Dennison Corp.	4,191
163	Tyco International Ltd., (Switzerland)	5,201

		9,392

	Construction & Engineering — 1.4%
133	Fluor Corp.	8,808

	Electrical Equipment — 1.0%
106	Emerson Electric Co.	5,897

	Industrial Conglomerates — 0.5%
132	General Electric Co.	3,054

	Machinery — 0.8%
98	PACCAR, Inc.	4,940

	Road & Rail — 0.8%
35	Union Pacific Corp.	5,034

	Total Industrials	50,120

	Information Technology — 12.3%
	Communications Equipment — 4.1%
759	Cisco Systems, Inc.	15,861
140	QUALCOMM, Inc.	9,373

		25,234

	Computers & Peripherals — 0.6%
8	Apple, Inc.	3,736

	Internet Software & Services — 0.7%
6	Google, Inc., Class A (a)	4,764

	IT Services — 2.4%
24	Accenture plc, (Ireland), Class A	1,785
41	Jack Henry & Associates, Inc.	1,886
67	Visa, Inc., Class A	11,328

		14,999

	Semiconductors & Semiconductor Equipment — 2.2%
53	Broadcom Corp., Class A	1,827
221	KLA-Tencor Corp.	11,653

		13,480

	Software — 2.3%
75	Microsoft Corp.	2,134
371	Oracle Corp.	11,982

		14,116

	Total Information Technology	76,329

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Materials — 1.4%
	Chemicals — 0.6%
40	Air Products & Chemicals, Inc.	3,485

	Containers & Packaging — 0.4%
61	Crown Holdings, Inc. (a)	2,526

	Metals & Mining — 0.4%
330	Alcoa, Inc.	2,811

	Total Materials	8,822

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
48	AT&T, Inc.	1,747
49	Verizon Communications, Inc.	2,410

	Total Telecommunication Services	4,157

	Utilities — 4.1%
	Electric Utilities — 3.2%
50	Edison International	2,501
75	NextEra Energy, Inc.	5,813
457	NV Energy, Inc.	9,144
35	OGE Energy Corp.	2,477

		19,935

	Multi-Utilities — 0.9%
67	Sempra Energy	5,332

	Total Utilities	25,267

	Total Common Stocks (Cost $491,068)	611,744

Short-Term Investment — 0.8%
	Investment Company — 0.8%
5,192	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $5,192)	5,192

	Total Investments — 99.6% (Cost $496,260)	616,936
	Other Assets in Excess of Liabilities — 0.4%	2,556

	NET ASSETS — 100.0%	$619,492

Percentages indicated are based on net assets.

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,220
Aggregate gross unrealized depreciation	(1,544)

Net unrealized appreciation/depreciation	$120,676

Federal income tax cost of investments	$496,260

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$616,936	$–	$–	$616,936

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013